UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13FCOVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
Check here if Amendment [  ];  Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.
					[ x] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:	Marque Millennium Capital Management,LLC
Address:	366 Madison Avenue
		10th Floor
		New York, NY 10017

13F File Number:  28-6914

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:		Wilfred J. Meckel II
Title:		Senior Managing Director
Phone:		(212) 759-6800
Signature, Place, and Date of Signing:

Wilfred J. Meckel II, New York, New York, January 25, 2008
Report Type (Check only one):

[x ]	13F HOLDINGS REPORT.

[  ] 	13F NOTICE

[  ] 	13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  0

[PAGE]
FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  64

Form 13F Information Table Value Total:  $126313
List of Other Included Managers:	None

No.13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alcoa Inc.                     COM              013817101     2482    67900 SH       SOLE                    19850             48050
Amdocs Ltd.                    COM              G02602103     2890    83830 SH       SOLE                    24390             59440
American Eagle Outfitters      COM              02553E106      620    29850 SH       SOLE                     8150             21700
Amphenol Corporation           COM              032095101     2142    46200 SH       SOLE                    10400             35800
Anadarko Petroleum             COM              032511107     1608    24480 SH       SOLE                     7260             17220
Apache Corporation             COM              037411105     1882    17500 SH       SOLE                     5050             12450
Applied Materials              COM              038222105     1889   106350 SH       SOLE                    31000             75350
Arch Coal                      COM              039380100     3393    75510 SH       SOLE                    10710             64800
Archer-Daniels-Midl            COM              039483102     2098    45180 SH       SOLE                     6410             38770
Black & Decker                 COM              091797100     1023    14690 SH       SOLE                     4540             10150
Canadian Natl. Railway         COM              136375102     2629    56010 SH       SOLE                    16330             39680
Chico's                        COM              168615102      443    49100 SH       SOLE                     7000             42100
Cisco Systems                  COM              17275R102     1066    39380 SH       SOLE                     8780             30600
Citigroup Inc.                 COM              172967101     2103    71450 SH       SOLE                    19470             51980
Cognizant Tech Solutions       COM              192444610     1351    39800 SH       SOLE                    11100             28700
Computer Sciences Corp.        COM              205363104     2272    45920 SH       SOLE                    14140             31780
ConocoPhillilps                COM              20825C104     1864    21112 SH       SOLE                     6347             14765
Constellation Brands           COM              21036P108     1977    83650 SH       SOLE                    23550             60100
Coventry Health Care Inc.      COM              222862104     1940    32750 SH       SOLE                     9550             23200
Deutsche Bank AG               COM              D18190898     1391    10750 SH       SOLE                     3150              7600
Devon Energy                   COM              25179m103     2737    30781 SH       SOLE                    10805             19976
Dover Corp.                    COM              260003108     1750    37980 SH       SOLE                    12070             25910
Duke Energy                    COM              26441C105      800    39650 SH       SOLE                    11550             28100
E'Trade Financial Corp.        COM              269246104      804   226600 SH       SOLE                    61250            165350
Ensco                          COM              26874Q100     3181    53350 SH       SOLE                    15550             37800
Express Scripts                COM              302182100     2854    39100 SH       SOLE                    11500             27600
Freeport-Mcmoran Cop&g Cl B    COM              35671D857     4954    48360 SH       SOLE                    14110             34250
Goldman Sachs Group            COM              38141G104      841     3910 SH       SOLE                     1160              2750
Harley Davidson                COM              412822108     1103    23620 SH       SOLE                     6420             17200
Hewlett-Packard                COM              428236103     4464    88440 SH       SOLE                    25770             62670
Home Depot                     COM              437076102     1691    62770 SH       SOLE                    17200             45570
JPMorgan Chase & Co.           COM              46625H100     2902    66480 SH       SOLE                    20340             46140
Johnson & Johnson              COM              478160104     1498    22460 SH       SOLE                     6860             15600
Joy Global                     COM              481165108     5198    78980 SH       SOLE                    22970             56010
Kohls Corp.                    COM              500255104     1479    32300 SH       SOLE                     8050             24250
Laboratory Corp. new           COM              50540R409     2492    33000 SH       SOLE                     9600             23400
Leggett & Platt Inc.           COM              524660107     1144    65615 SH       SOLE                    20530             45085
Lehman Brothers Holdings       COM              524908100     1200    18330 SH       SOLE                     5330             13000
Lowes                          COM              548661107     1408    62250 SH       SOLE                    18250             44000
McKesson Corp.                 COM              58155Q103     1511    23070 SH       SOLE                     6270             16800
Metlife Inc.                   COM              59156R108     2174    35280 SH       SOLE                    10280             25000
Molex Inc.                     COM              608554101     1613    59100 SH       SOLE                    17300             41800
Monster Worldwide              COM              611742107     1157    35700 SH       SOLE                     9750             25950
Nabors Industries              COM              G6359F103     1799    65670 SH       SOLE                    20730             44940
New York Community Bancorp     COM              649445103      590    33550 SH       SOLE                    33550
Noble Energy, Inc.             COM              655044105     2347    29510 SH       SOLE                     4350             25160
Norfolk Southern               COM              655844108     1617    32050 SH       SOLE                     9350             22700
Oneok Inc. New                 COM              682680103     1724    38500 SH       SOLE                     5450             33050
Praxair Inc.                   COM              74005P104     5460    61550 SH       SOLE                    18950             42600
Progressive Corporation        COM              743315103     1263    65940 SH       SOLE                    23440             42500
Prudential                     COM              744320102     4251    45690 SH       SOLE                     8320             37370
Qualcomm Inc.                  COM              747525103     1126    28617 SH       SOLE                     4067             24550
Stryker Corporation            COM              863667101     1506    20150 SH       SOLE                     5450             14700
TEVA Pharmaceuticals Ltd.      COM              881624209     2895    62280 SH       SOLE                    18180             44100
Tellabs Inc.                   COM              879664100     1194   182550 SH       SOLE                    49000            133550
Texas Instruments              COM              882508104     2452    73420 SH       SOLE                    21370             52050
The Travelers Companies Inc.   COM              89417E109     1677    31180 SH       SOLE                     9080             22100
Toll Brothers                  COM              889478103      851    42425 SH       SOLE                    12425             30000
United Technologies            COM              913017109     2348    30680 SH       SOLE                     9000             21680
Walgreen Co.                   COM              931422109     1293    33950 SH       SOLE                     9000             24950
Weatherford Int'l.             COM              G95089101     1033    15060 SH       SOLE                       60             15000
Western Digital                COM              958102105     2056    68050 SH       SOLE                    23150             44900
Williams Companies             COM              969457100     2587    72310 SH       SOLE                    23260             49050
Zenith National Ins. Corp.     COM              989390109      224     5000 SH       SOLE                     5000